Employee Benefit Plans (Expected Cash Flows, Defined Benefit Pension and Other Post-retirement Benefit Plans) (Details) CAD in Millions	12 Months Ended
Dec. 31, 2016 CAD
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plans, Estimated Future Employer Contributions in 2017	CAD 117
Defined Benefit Plan, Expected Future Benefit Payments, 2017	172
Defined Benefit Plan, Expected Future Benefit Payments, 2018	140
Defined Benefit Plan, Expected Future Benefit Payments, 2019	150
Defined Benefit Plan, Expected Future Benefit Payments, 2020	156
Defined Benefit Plan, Expected Future Benefit Payments, 2021	165
Defined Benefit Plan, Expected Future Benefit Payments, 2022-20206	912
Non-pension Benefit Plans [Member
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plans, Estimated Future Employer Contributions in 2017	25
Defined Benefit Plan, Expected Future Benefit Payments, 2017	22
Defined Benefit Plan, Expected Future Benefit Payments, 2018	23
Defined Benefit Plan, Expected Future Benefit Payments, 2019	23
Defined Benefit Plan, Expected Future Benefit Payments, 2020	24
Defined Benefit Plan, Expected Future Benefit Payments, 2021	25
Defined Benefit Plan, Expected Future Benefit Payments, 2022-20206	CAD 130